Consolidated Statements of Operations (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Stock based compensation	$ 177,434	$ 191,146	$ 430,084	$ 842,089